Sales Revenue (Tables)	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Summary of Reconciliation of the Disaggregated Sales Revenue with the Four Reportable Segments
The sales revenue disaggregated by geographical markets based on the location of the customer and the reconciliation of the disaggregated sales revenue with each segment for the years ended March 31, 2021, 2022 and 2023 are as follows:
For the year ended March 31, 2021

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product s and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥88,128	¥1,321,329	¥128,265	¥59,249	¥1,596,971
North America	197,155	4,671,998	1,049,739	133,641	6,052,533
Europe	146,948	290,326	—	63,262	500,536
Asia	1,147,539	2,032,469	1	47,465	3,227,474
Other Regions	205,142	238,509	—	17,785	461,436

Total	¥1,784,912	¥8,554,631	¥1,178,005	¥321,402	¥11,838,950

Revenue arising from the other sources*	2,371	12,574	1,316,289	335	1,331,569

Total	¥1,787,283	¥8,567,205	¥2,494,294	¥321,737	¥13,170,519

For the year ended March 31, 2022

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product s and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥105,022	¥1,337,860	¥146,185	¥79,182	¥1,668,249
North America	230,766	4,877,900	1,289,076	152,096	6,549,838
Europe	202,254	319,340	—	79,393	600,987
Asia	1,307,915	2,314,425	37	63,861	3,686,238
Other Regions	337,219	280,702	—	24,305	642,226

Total	¥2,183,176	¥9,130,227	¥1,435,298	¥398,837	¥13,147,538

Revenue arising from the other sources*	2,077	17,271	1,385,369	441	1,405,158

Total	¥2,185,253	¥9,147,498	¥2,820,667	¥399,278	¥14,552,696

For the year ended March 31, 2023

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product s and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥109,393	¥1,375,593	¥158,653	¥89,627	¥1,733,266
North America	306,725	5,985,958	1,341,863	182,126	7,816,672
Europe	250,088	332,928	—	94,328	677,344
Asia	1,739,330	2,523,613	29	55,354	4,318,326
Other Regions	502,917	360,299	—	29,464	892,680

Total	¥2,908,453	¥10,578,391	¥1,500,545	¥450,899	¥15,438,288

Revenue arising from the other sources*	530	15,128	1,453,553	226	1,469,437

Total	¥2,908,983	¥10,593,519	¥2,954,098	¥451,125	¥16,907,725

Explanatory note:

*	Revenue arising from the other sources primarily includes lease revenues recognized under IFRS 16 and interest recognized under IFRS 9.

Summary of Information Regarding Receivables from Contracts with Customers and Contract Liabilities
The receivables from contracts with customers and contract liabilities for the years ended March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022	2023
Receivables from contracts with customers:
Trade receivables	¥785,157	¥893,559
Contract liabilities:
Other current liabilities	261,049	292,552
Other noncurrent liabilities	193,845	240,556

Summary of Revenue Expected to be Recognized in the Future Related to Performance Obligations that are Unsatisfied (or Partially Unsatisfied)
The revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022	2023
Within 1 year	¥127,377	¥150,507
Between 1 and 5 years	221,282	280,981
Later than 5 years	15,748	14,892

Total	¥364,407	¥446,380

Summary of Assets Recognized Costs Obtain a Contract With Customer
The assets recognized from the costs to obtain a contract with a customer as of March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022	2023
Assets recognized from the costs to obtain a contract with a customer	¥128,864	¥148,074